Details of Significant Accounts - Summary of Expiration Dates of Unused Loss Carryforward and Amounts of Unrecognized Deductible Amounts (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2020 USD ($)
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Amount filed / assessed	$ 6,299,550	$ 5,537,167	$ 224,343
Unused amount	6,299,550	5,537,167	224,343
Unrecognized deferred income tax assets	6,299,550	5,537,167	224,343
2020
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Amount filed / assessed		196,215
Unused amount		196,215
Unrecognized deferred income tax assets		$ 196,215
Expiry year		2020
2021
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Amount filed / assessed	212,903	$ 212,903	7,582
Unused amount	212,903	212,903	7,582
Unrecognized deferred income tax assets	$ 212,903	$ 212,903	7,582
Expiry year	2021	2021
2022
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Amount filed / assessed	$ 187,946	$ 187,946	6,693
Unused amount	187,946	187,946	6,693
Unrecognized deferred income tax assets	$ 187,946	$ 187,946	6,693
Expiry year	2022	2022
2023
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Amount filed / assessed	$ 407,816	$ 407,816	14,523
Unused amount	407,816	407,816	14,523
Unrecognized deferred income tax assets	$ 407,816	$ 407,816	14,523
Expiry year	2023	2023
2024
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Amount filed / assessed	$ 632,283	$ 632,283	22,517
Unused amount	632,283	632,283	22,517
Unrecognized deferred income tax assets	$ 632,283	$ 632,283	22,517
Expiry year	2024	2024
2025
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Amount filed / assessed	$ 649,799	$ 649,799	23,141
Unused amount	649,799	649,799	23,141
Unrecognized deferred income tax assets	$ 649,799	$ 649,799	23,141
Expiry year	2025	2025
2026
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Amount filed / assessed	$ 792,388	$ 792,388	28,219
Unused amount	792,388	792,388	28,219
Unrecognized deferred income tax assets	$ 792,388	$ 792,388	28,219
Expiry year	2026	2026
2027
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Amount filed / assessed	$ 832,622	$ 832,622	29,652
Unused amount	832,622	832,622	29,652
Unrecognized deferred income tax assets	$ 832,622	$ 832,622	29,652
Expiry year	2027	2027
2028
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Amount filed / assessed	$ 870,584	$ 870,584	31,004
Unused amount	870,584	870,584	31,004
Unrecognized deferred income tax assets	$ 870,584	$ 870,584	31,004
Expiry year	2028	2028
2029
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Amount filed / assessed	$ 775,140	$ 754,611	27,605
Unused amount	775,140	754,611	27,605
Unrecognized deferred income tax assets	$ 775,140	$ 754,611	27,605
Expiry year	2029	2029
2030
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Amount filed / assessed	$ 938,069		33,407
Unused amount	938,069		33,407
Unrecognized deferred income tax assets	$ 938,069		$ 33,407
Expiry year	2030